REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	€ 74,635	€ 51,262
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	35,941	27,281
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	31,959	19,571
Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	4,659	2,785
Panama [Member]
IfrsStatementLineItems [Line Items]
Total	1,270	903
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 806	€ 722